UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2018

Date of reporting period: May 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Bernstein ETFs

Schedule of Investments ● U.S. Research Fund

May 31, 2018 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Consumer Discretionary — 15.7%
Carnival	333	$20,739
Chipotle Mexican Grill, Cl A *	52	22,369
Darden Restaurants	236	20,629
Dollar General	234	20,470
Hilton Worldwide Holdings	277	22,357
Ross Stores	270	21,298
Royal Caribbean Cruises	188	19,736
Tapestry	473	20,680
Target	320	23,325
Tractor Supply	353	26,231
		217,834
Consumer Staples — 5.6%
Hershey	219	19,719
Kraft Heinz	356	20,463
Mondelez International, Cl A	505	19,831
Procter & Gamble	242	17,707
		77,720
Energy — 17.3%
Anadarko Petroleum	395	27,571
Apache	513	20,520
Concho Resources *	153	21,009
Energy Transfer Equity	1,219	21,064
Ensco, Cl A	3,821	24,837
Enterprise Products Partners	902	26,068
EOG Resources	211	24,858
Nabors Industries	3,386	25,293
Pioneer Natural Resources	134	25,875
Plains All American Pipeline	962	22,607
		239,702
Financials — 21.8%
Ally Financial	764	19,597
American Express	227	22,314
Bank of America	741	21,519
Capital One Financial	225	21,150
Citizens Financial Group	484	19,771
CME Group, Cl A	138	22,480
Discover Financial Services	294	21,715
E*TRADE Financial *	359	22,743
Huntington Bancshares	1,479	21,993
Intercontinental Exchange	309	21,905
KeyCorp	1,052	20,451
LPL Financial Holdings	360	24,757
Synchrony Financial	573	19,843
TD Ameritrade Holding	372	22,022
		302,260
Health Care — 4.8%
Anthem	96	21,256
Centene *	198	23,198
UnitedHealth Group	92	22,219
		66,673
Industrials — 14.5%
American Airlines Group	442	19,245
Boeing	76	26,764
Delta Air Lines	407	21,998
JB Hunt Transport Services	189	24,211
Nielsen Holdings	699	21,089
Southwest Airlines	339	17,316
Spirit AeroSystems Holdings, Cl A	277	23,465
Union Pacific	165	23,555
United Continental Holdings *	336	23,382
		201,025
Information Technology — 16.9%
Adobe Systems *	110	27,421
Citrix Systems	230	24,293
Hewlett Packard Enterprise	1,454	22,159
Hortonworks *	988	17,566
HP	1,060	23,352
Mastercard, Cl A	118	22,434
ServiceNow *	146	25,931
Splunk *	209	23,159
Tableau Software, Cl A *	244	24,124
Visa, Cl A	179	23,399
		233,838
Materials — 3.1%
CF Industries Holdings	500	20,570
LyondellBasell Industries, Cl A	207	23,209
		43,779

Total Common Stock
(Cost $1,377,259)		1,382,831

Total Investments - 99.7%
(Cost $1,377,259)		$1,382,831

Percentages are based on Net Assets of $1,386,474.

*	Non-income producing security.

Cl — Class

As of May 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended May 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended May 31, 2018, there were no Level 3 investments.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statement.

BRN-QH-001-0200

Bernstein ETFs

Schedule of Investments ● Global Research Fund

May 31, 2018 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 98.7%

Australia — 1.3%
Oil Search	2,888	$18,072
Woodside Petroleum	731	17,926
		35,998
Belgium — 0.6%
Anheuser-Busch InBev	177	16,574

Brazil — 0.7%
Vale ADR, Cl B*	1,370	18,632

Canada — 2.0%
Canadian Pacific Railway	99	19,080
Encana	1,374	17,477
Manulife Financial	885	16,688
		53,245
China — 2.4%
GoerTek, Cl A	9,500	16,756
Han’s Laser Technology Industry Group, Cl A	2,200	18,903
SAIC Motor, Cl A	3,000	16,990
Vipshop Holdings ADR*	918	10,722
		63,371
Denmark — 1.9%
Genmab*	89	13,371
Novozymes, Cl B	333	16,952
Orsted	326	19,504
		49,827
France — 3.0%
Cie de Saint-Gobain	308	15,415
Peugeot	819	19,068
Sodexo	145	14,052
TOTAL	295	17,923
Valeo	216	13,696
		80,154
Germany — 6.9%
Bayer	149	17,716
Deutsche Lufthansa	491	13,326
E.ON	1,548	16,393
Evonik Industries	498	17,428
Fresenius & KGaA	217	16,657
Fresenius Medical Care & KGaA	179	17,848
HeidelbergCement	165	14,599
Merck KGaA	173	17,638
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	80	16,464
RWE	713	16,142
TUI	797	18,527
		182,738
Hong Kong — 5.6%
AIA Group	2,200	20,194
China Petroleum & Chemical, Cl H	22,000	21,512
China Telecom, Cl H	40,000	18,663
China Unicom Hong Kong	12,000	16,308
CNOOC	12,000	20,193
ENN Energy Holdings	1,000	10,294
Melco Resorts & Entertainment ADR	646	21,098
Sunny Optical Technology Group	1,000	20,347
		148,609
India — 1.2%
Crompton Greaves Consumer Electricals	4,822	16,203
Larsen & Toubro	824	16,733
		32,936
Italy — 2.4%
Enel	2,755	15,124
Eni	1,024	18,515
Telecom Italia*	17,534	14,065
Tenaris	884	15,840
		63,544
Japan — 1.4%
Inpex	1,500	16,761
Sony	440	20,897
		37,658
Netherlands — 2.0%
Koninklijke Ahold Delhaize	802	18,399
NN Group	411	17,636
SBM Offshore	1,018	16,072
		52,107
Norway — 0.7%
Equinor	670	17,629

Portugal — 0.6%
Galp Energia SGPS	902	16,736

South Korea — 2.2%
Samsung Electronics	400	18,814
Samsung SDI	100	18,600
SK Hynix	251	21,748
		59,162
Spain — 0.6%
International Consolidated Airlines Group	1,801	16,311

Switzerland — 3.2%
Ferguson	261	20,289
LafargeHolcim	326	16,726
Novartis	224	16,624
Roche Holding	73	15,672
Sika	2	16,011
		85,322
Taiwan — 2.7%
ASE Industrial Holding	7,000	17,756
HTC*	8,000	15,647
MediaTek	2,000	20,793
Novatek Microelectronics	4,000	18,090
		72,286
United Kingdom — 14.9%
Admiral Group	673	17,243
Anglo American	847	20,256
Antofagasta	1,388	19,476
AstraZeneca	233	16,947
BAE Systems	2,382	20,267
BP	2,290	17,561

Bernstein ETFs

Schedule of Investments ● Global Research Fund

May 31, 2018 (Unaudited)

Description	Shares	Fair Value
BT Group, Cl A	5,077	$13,843
Diageo	481	17,681
Glencore	3,704	18,337
InterContinental Hotels Group	271	17,360
Johnson Matthey	405	18,932
Legal & General Group	5,133	18,428
Old Mutual	5,887	18,785
Rio Tinto	319	17,998
Royal Dutch Shell, Cl B	499	17,775
Saga	9,976	16,806
Shire	369	20,132
St. James’s Place	1,079	17,114
Standard Life Aberdeen	3,716	17,331
Tesco	5,299	17,325
Unilever	332	18,318
Wm Morrison Supermarkets	5,535	18,103
		396,018
United States — 42.4%
Consumer Discretionary— 7.0%
Carnival	259	16,131
Chipotle Mexican Grill, Cl A*	40	17,207
Darden Restaurants	183	15,996
Dollar General	180	15,746
Hilton Worldwide Holdings	215	17,353
Liberty Global, Cl A*	537	15,310
Ross Stores	212	16,723
Royal Caribbean Cruises	144	15,117
Tapestry	359	15,695
Target	250	18,223
Tractor Supply	275	20,435
		183,936
Consumer Staples— 2.4%
Hershey	169	15,217
Kraft Heinz	309	17,761
Mondelez International, Cl A	416	16,336
Procter & Gamble	207	15,146
		64,460
Energy— 7.1%
Anadarko Petroleum	308	21,498
Apache	409	16,360
Concho Resources*	121	16,615
Energy Transfer Equity	954	16,485
Ensco, Cl A	3,080	20,020
Enterprise Products Partners	762	22,022
EOG Resources	177	20,852
Nabors Industries	2,518	18,809
Pioneer Natural Resources	105	20,276
Plains All American Pipeline	751	17,648
		190,585
Financials— 8.7%
Ally Financial	577	14,800
American Express	173	17,006
Bank of America	559	16,233
Capital One Financial	171	16,074
Citizens Financial Group	366	14,951
CME Group, Cl A	107	17,430
Discover Financial Services	224	16,545
E*TRADE Financial*	276	17,485
Huntington Bancshares	1,124	16,714
Intercontinental Exchange	248	17,581
KeyCorp	793	15,416
LPL Financial Holdings	278	19,118
Synchrony Financial	458	15,860
TD Ameritrade Holding	287	16,990
		232,203
Health Care— 2.0%
Anthem	79	17,492
Centene*	155	18,160
UnitedHealth Group	71	17,147
		52,799
Industrials— 6.0%
American Airlines Group	338	14,717
Boeing	66	23,242
Delta Air Lines	309	16,701
JB Hunt Transport Services	161	20,624
Nielsen Holdings	516	15,568
Southwest Airlines	261	13,332
Spirit AeroSystems Holdings, Cl A	222	18,806
Union Pacific	139	19,844
United Continental Holdings*	255	17,745
		160,579
Information Technology— 7.9%
Adobe Systems*	87	21,688
Citrix Systems	179	18,906
Hewlett Packard Enterprise	1,115	16,993
Hortonworks*	847	15,060
HP	810	17,844
Mastercard, Cl A	92	17,491
ServiceNow*	115	20,425
Splunk*	167	18,505
Tableau Software, Cl A*	225	22,246
Travelport Worldwide	1,287	22,574
Visa, Cl A	139	18,170
		209,902
Materials— 1.3%
CF Industries Holdings	372	15,304
LyondellBasell Industries, Cl A	175	19,621
		34,925
		1,129,389

Total Common Stock
(Cost $2,579,852)		2,628,246

PREFERRED STOCK — 0.6%
Consumer Discretionary — 0.6%
Volkswagen	87	16,344

Total Preferred Stock
(Cost $17,577)		16,344

Total Investments - 99.3%
(Cost $2,597,429)		$2,644,590

Percentages are based on Net Assets of $2,663,806.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

Bernstein ETFs

Schedule of Investments ● Global Research Fund

May 31, 2018 (Unaudited)

As of May 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended May 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended May 31, 2018, there were no Level 3 investments.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statement.

BRN-QH-002-0200

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 26, 2018

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: July 26, 2018